Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
All Other Notes Payable
Notes Payable
Note 5 – Notes Payable

In April 2009, the Company issued a $100,000 convertible note payable bearing interest at a rate of 10% per annum which is due in April 2014. The note is secured in accordance with the terms of a security agreement, whereby the note holder has a security interest in the assets of the Company. Accrued interest on the note was payable in shares of common stock for the first two years and accordingly, accrued interest for the nine months ended September 30, 2011 and 2010 of $2,500 and $7,500, respectively, was converted into 9,924 and 30,525 shares of common stock, respectively. Interest accrued but not converted into shares of common stock for the three and nine months ended September 30, 2011 was $2,500 and $5,000, respectively. The note is convertible at the option of the holder into a unit, consisting of one share of common stock and a two-year warrant to purchase one-half share of common stock of the Company at an exercise price equal to the effective per-share price of the conversion. The Company calculated the fair value of the embedded conversion option using the binomial lattice options pricing model on the date of issuance and the value of the conversion option was deemed to be immaterial. On September 21, 2011, just prior to the reverse merger, this note and others were converted. See Note 9, Equity – Conversion of Non-Bridge Notes, for additional details.

During the nine months ended September 30, 2011, the Company issued $2,275,000 of Convertible Bridge Notes to third parties which matured between October 2011 and February 2012. The Convertible Bridge Notes bear interest at 10% per annum. The Convertible Bridge Notes are secured in accordance with the terms of a security agreement, whereby the note holders have a security interest in all of the equipment, inventory and goods owned by the Company. On September 21, 2011, upon the closing of the reverse merger, all amounts due plus accrued interest on these Convertible Bridge Notes converted into units of the public company at $0.25 per unit. A unit consists of one share of common stock of the public company and a five-year warrant to purchase half of a share of common stock of the public company at a price of $0.625 per share. See Note 9, Equity – Private Offering, for additional details.

Note 9 – Notes Payable

As of December 31, 2010 and 2009, the Company had the following financing arrangements:

	2010	2009
Two separate $100,000 10% notes payable, due March 31, 2009 and October 7, 2010, respectively. - (A)	$-	$200,000

10% note payable, due April 2014 - (B)	100,000	100,000

	100,000	300,000

Current portion of notes payable	-	200,000

Notes payable, net of current portion	$100,000	$100,000

(A)        In December 2008, the Company issued a $100,000 convertible note payable maturing originally in March 2009. The note bore interest at the rate of 10% per annum. In connection with the issuance of the note, the Company also issued warrants to the note holder to purchase 50,000 shares of Company’s common stock at an exercise price of $1.00 per share. The warrants are exercisable within 5 years from the date of issuance. The Company recorded the relative fair value of the warrants issued in connection with the note of $4,306 using the binomial lattice options pricing model as debt discount and amortized the value through the original term of the note. For the years ended December 31, 2010 and 2009, the Company recorded amortization of debt discount of $0 and $4,306, respectively. There was no beneficial conversion feature recorded for the embedded conversion option of the note by the Company as the effective conversion price of the note was greater than the share price of the common stock. Subsequent to the original maturity date, in September 2009, the maturity date of the note was extended to October 6, 2009. To extend the note, the Company granted an additional warrant to the note holder to purchase 1,074,097 shares of common stock at an exercise price of $0.001 per share. The new warrants were exercisable within 5 years from the date of issuance. The $332,970 fair value of the new warrants issued to extend the term of the note was recorded as an immediate charge to interest expense in the accompanying statements of operations. As of December 31, 2010, the note was fully repaid. As of December 31, 2010 and 2009, accrued interest on the note was $0 and $9,792, respectively.

In January of 2009, the Company issued a $100,000 convertible note payable maturing originally in March 2009. The note bore interest at the rate of 10% per annum. In connection with the issuance of the note, the Company also issued warrants to the note holder to purchase 50,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The warrants are exercisable within 5 years from the date of issuance. The Company recorded the $6,568 fair value of the warrants issued in connection with the note as debt discount and amortized it through the original term of the note. For the years ended December 31, 2010 and 2009, the Company recorded amortization of debt discount of $547 and $6,021, respectively. There was no beneficial conversion feature recorded for the embedded conversion option of the note by the Company as the effective conversion price of the note was greater than the share price of the common stock. As of December 31, 2010 and 2009, accrued interest on the note was $0 and $9,790, respectively. The note was extended by the note holder from the original due date for no additional consideration or change in terms and was fully repaid in April of 2010.

(B)        In April 2009, the Company issued a $100,000 convertible note payable bearing interest at a rate of 10% per annum which is due in April 2014. The note is secured in accordance with the terms of a security agreement, whereby the note holder has a security interest in the assets of the Company.  Accrued interest on the note was payable in shares of common stock for the first two years and accordingly, accrued interest for the years ended December 31, 2010 and 2009 of $10,000 and $7,111, respectively, was converted into 31,348 and 20,503 shares of common stock, respectively. The note is convertible at the option of the holder into a unit, which consists of one share of common stock and a two-year warrant to purchase one-half share of common stock of the Company at an exercise price equal to the effective per-share price of the conversion. The Company calculated the fair value of the embedded conversion option using the binomial lattice options pricing model on the date of issuance and the valuation of the conversion option was deemed immaterial.

Related Party Transactions
Notes Payable
Note 6 – Notes Payable - Related Parties

As of September 30, 2011 and December 31, 2010, the Company had the following notes payable outstanding with its related parties:

	September 30,	December 31,
	2011	2010

Various 12% convertible notes payable to a related party, due various dates 12 months after issuance - (A)	$-	$3,070,520

Various 12% convertible notes payable to a related party, due various dates 12 months after issuance - (B)	-	182,237

12% convertible note payable to a related party, due August 15, 2011	-	60,000

5% note payable to a related party, due June 10, 2008, the note was in default at September 30, 2011 and December 31, 2010	50,000	50,000

	50,000	3,362,757

Less : Deferred debt discount	-	(598,016)

Notes payable - related parties	$50,000	$2,764,741

(A)
In August of 2009, the Company entered into an agreement (the “Borrowing Agreement”) with a related party to borrow funds at various intervals under terms specified in such Borrowing Agreement. The funds borrowed under the Borrowing Agreement are convertible at the option of the holder into units of the Company’s securities at the lesser of (i) $0.319 per unit or (ii) 80% of the purchase price per share of common stock in the first equity or convertible debt financing of the Company of not less than $500,000 in aggregate proceeds. A unit consists of one share of the Company’s common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.319. In connection with the issuance of the notes, the Company also granted a five-year warrant to purchase 333 shares of the Company’s common stock at an exercise price of $0.319 per share for each $1,000 of principal amount. The Borrowing Agreement is in effect through December of 2011. During the nine month period ended September 30, 2011, the Company obtained funds covered by that Borrowing Agreement for an aggregate borrowing of $60,000. The notes bear interest at 12% per annum and were originally due 12 months from the respective dates of the issuance. The notes are secured in accordance with the terms of a security agreement, whereby the note holder has a security interest in the assets of the Company. On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger, all of the outstanding non-bridge convertible notes converted into shares of the Company’s common stock.

The conversion price of the notes is not fixed and determinable on the date of issuance and as such in accordance with ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), the embedded conversion options of the notes on the date of issuance was valued using the binomial lattice options pricing model and recorded as derivative liabilities (see Note 7, Derivative Liabilities – Related Parties). The fair value of the conversion options and five-year warrants issued in connection with the notes on the date of issuance aggregated $2,618,202, and were recorded as debt discount. The debt discount was amortized through the term of the notes. During the nine months ended September 30, 2011, the Company issued five-year warrants to purchase an aggregate of 25,327 shares of the Company’s common stock at an exercise price of $0.252 per share. Upon conversion of these notes, the Company is obligated to issue two-year warrants to purchase an aggregate of 12,427,308 shares of the Company’s common stock at an exercise price of $0.252 per share.

(B)
Another related party also received convertible notes and warrants pursuant to the Borrowing Agreement and certain other note agreements. In accordance with these agreements, the Company issued convertible notes equivalent to 5% of the face amount of the convertible notes described in paragraph (A) above and other convertible notes. At September 30, 2011 and December 31, 2010, an aggregate of $185,237 and $128,845 of notes payable had been issued in conjunction with these agreements. These notes are convertible and bear interest as described in paragraph (A) above. On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger, all of the outstanding non-bridge convertible notes converted into shares of the Company’s common stock.

The conversion price of the notes is not fixed and determinable on the date of issuance and as such in accordance with ASC 815, the embedded conversion option of the notes on the date of issuance was valued using binomial lattice options pricing model and recorded as derivative liabilities (see Note 7, Derivative Liabilities – Related Parties). The fair value of the conversion options and five-year warrants issued in connection with the notes on the date of issuance was $185,237 in the aggregate and was recorded as debt discount. The debt discount was amortized through the term of the note. During the nine months ended September 30, 2011, the Company issued five-year warrants to purchase an aggregate of 25,327 shares of the Company’s common stock at an exercise price of $0.252 per share. Upon conversion of these notes, the Company is obligated to issue two-years warrants to purchase an aggregate of 638,377 shares of the Company’s common stock at an exercise price of $0.252 per share.

During the three and nine months ended September 30, 2011, the Company recorded aggregate amortization of debt discount of $123,117 and $644,102, respectively, and $632,380 and $1,585,152 during the three and nine months ended September 30, 2010, respectively. At September 30, 2011 and December 31, 2010, the outstanding balance of the unamortized debt discount was $0 and $598,016, respectively.

On September 21, 2011, just prior to the reverse merger, the above convertible notes were converted. See Note 9, Equity – Conversion of Non-Bridge Notes, for additional details.

Note 10 – Notes and Bonds Payable - Related Parties

Outstanding Notes Payable:

As of December 31, 2010 and 2009, the Company had the following notes payable outstanding with its related parties:

	2010	2009
Various 12% convertible notes payable to a related party, due various dates 12 months after issuance. - (A)	$3,070,520	$840,000

Assignment of loans from other related parties and converted into 12% convertible notes payable due various dates 12 months from the date of assignment - (A)	-	680,000

Various 12% convertible notes payable to a related party, due various dates 12 months after issuance. - (B )	182,237	79,000

10% convertible note payable to a related party, due August 14, 2010. - (C)	60,000	60,000

5% note payable to a related party, due June 10, 2008. - (D)	50,000	50,000
	3,362,757	1,709,000

Less : debt discount	598,016	1,354,242

Notes payable - related parties	$2,764,741	$354,758

All of the above notes are due and payable in 2011 and recorded as short-term notes payable in the accompanying balance sheet.

(A)        In August 2009, the Company entered into an agreement (the “Borrowing Agreement”) with a related party to borrow funds at various intervals under terms specified in such Borrowing Agreement. The funds borrowed under the Borrowing Agreement are convertible at the option of the holder into units of the Company’s securities at the lesser of (i) $0.319 per unit or (ii) 80% of the purchase price per share of common stock in the first equity or convertible debt financing of the Company of not less than $500,000 in the aggregate proceeds. A unit consists of one share of the Company’s common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.319. In connection with the notes, the Company also granted a five-year warrant to purchase 333 shares of the Company’s common stock at an exercise price of $0.319 per share for each $1,000 of principal amount. The Borrowing Agreement was in effect through December of 2010.  During the years ended December 31, 2010 and 2009, the Company entered into various notes payable covered by that Borrowing Agreement for an aggregate borrowing of $1,550,520 and $1,520,000, respectively.  In August 2009, certain notes aggregating $680,000 were assigned from other related party note holders and converted into similar notes as per the terms for notes disclosed herein. The notes bear interest at 12% per annum and are due 12 months from the respective dates of issuance. The notes are secured in accordance with the terms of a security agreement, whereby the note holder has a security interest in the assets of the Company.  On December 31, 2010, the notes were further extended by the note holders through August 15, 2011 with no change in any other terms of the notes or further consideration. Accrued interest on the notes as of December 31, 2010 and 2009 was $316,097 and $15,042, respectively.

The conversion price of the notes is not fixed and determinable on the date of issuance and as such, in accordance with ASC Topic 815, “ Derivatives and Hedging”  (“ASC 815”), the embedded conversion options of the notes on the date of issuance were valued using the binomial lattice options pricing model and were recorded as derivative liabilities (See Note 11). The fair values of the conversion options and five-year warrants issued in connection with the notes on the date of issuance aggregated to $1,118,760 and $1,468,078 in 2010 and 2009, respectively, and were recorded as debt discount. The debt discount was amortized through the term of the notes. During the years ended December 31, 2010 and 2009, the Company recorded amortization of debt discount of $1,852,398 and $183,510, respectively. At December 31, 2010 and 2009, the outstanding balance of the unamortized debt discount was $550,930 and $1,284,568, respectively. During the years ended December 31, 2010 and 2009, the Company issued five-year warrants to purchase an aggregate of 506,667 and 530,174 shares of common stock, respectively, at an exercise price of $0.319 per share. The fair value of the five-year warrants was recorded as additional debt discount and amortized over the initial term of the note (see Note 15). Upon conversion of these notes, the Company is obligated to issue two-year warrants to purchase an aggregate of 9,625,455 shares of common stock at an exercise price of $0.319 per share.

(B)        Another related party also received convertible notes and warrants pursuant to the Borrowing Agreement and certain other note agreements.  In accordance with these agreements, the Company issued convertible notes equivalent to 5% of the face amount of the convertible notes described in paragraph (A) above.  At December 31, 2010 and 2009, an aggregate of $182,237 and $79,000 of notes payable had been issued in conjunction with this agreement. The notes are convertible, are secured by the assets of the Company and bear interest as described in paragraph (A) above.   On December 31, 2010, these notes were extended to August 15, 2011 with no change in any other terms of the notes.  Accrued interest on the notes as of December 31, 2010 and 2009 was $39,454 and $849, respectively.

The conversion price of the notes is not fixed and determinable on the date of issuance and as such, in accordance with ASC 815, the embedded conversion options of the notes on the date of issuance were valued using the binomial lattice options pricing model and were recorded as derivative liabilities (see Note 11). The fair value of the conversion options and five-year warrants issued in connection with the notes on the date of issuance were $105,237 and $79,000, respectively, for 2010 and 2009, and were recorded as debt discount. The debt discount was amortized through the term of the notes. During the years ended December 31, 2010 and 2009, the Company recorded amortization of debt discount of $127,281 and $9,875, respectively. At December 31, 2010 and 2009, the outstanding balance of unamortized debt discount was $47,081 and $69,125 respectively.

During the years ended December 31, 2010 and 2009, the Company issued five-year warrants to purchase an aggregate of 506,667 and 530,174 shares of common stock, respectively, at an exercise price of $0.319 per share. The fair value of the five-year warrants was recorded as additional debt discount and amortized over the initial term of the notes (see Note 15).  Upon conversion of these notes, the Company is obligated to issue two-year warrants to purchase an aggregate of 577,545 shares of common stock at an exercise price of $0.319 per share.

(C)        In August 2009, the Company entered into a $60,000 convertible note with a related party under the same agreement referred to above.  The note bears interest at a rate of 12% per annum and was originally due in September 2009, which was further extended through August 15, 2011.  Accrued interest on the note as of December 31, 2010 and 2009 was $8,250 and $2,250, respectively. The note was convertible at the option of holder into a unit of the Company’s securities at the lesser of (i) $0.319 per unit or (ii) 80% of the purchase price of a share of common stock in the first equity or convertible debt financing of the Company of not less than $500,000 in aggregate proceeds. A unit consists of one share of the Company’s common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.319.

The conversion price of the note is not fixed and determinable on the date of issuance and as such, in accordance with ASC 815, the embedded conversion option of the notes on the date of issuance was valued using the binomial lattice options pricing model. The value of the embedded conversion option and the fair value of the five year warrant issued in connection with the notes were deemed immaterial on the date of issuance. During the year ended December 31, 2009, the Company issued five-year warrants to purchase an aggregate of 20,000 shares of common stock at an exercise price of $0.319 per share. Upon conversion of this note the Company is obligated to issue a two-year warrant to purchase an aggregate of 188,088 shares of common stock at an exercise price of $0.319 per share.

(D)        In December 2003, the Company issued a $50,000 note payable to a stockholder. The note bears interest at a rate of 5% per annum and was due in August 2008.  At December 31, 2010 and 2009, the balance outstanding was $50,000.  The note was in default at December 31, 2010 and 2009. Accrued interest related to the note for the years ended December 31, 2010 and 2009 was $5,147 and $2,647, respectively, which is included in accrued interest in the accompanying balance sheet.

Fully Converted Bonds Payable:

During the period from December 2003 through January 2007, the Company entered into a series of 8% convertible bond agreements with a related party, due five years from the date of issuance. The bonds were convertible into a unit of the Company’s securities at a conversion price ranging from $1.60 to $2.68 per unit, which was subject to adjustment from time to time in accordance with the bond agreement. The unit consisted of one share of common stock and one two-year warrant to purchase a one-third share of the Company’s common stock. The warrants were exercisable at the same price at which the bond was convertible on the conversion date. In accordance with ASC 815, instruments which do not have a fixed settlement provision are deemed to be derivative instruments. The 8% convertible bonds did not initially have a fixed settlement provision as the conversion price could have been lowered if the Company had issued securities at lower prices (“reset provisions”) and if the Company did not achieve specific target results as described in the bond agreement. Accordingly the embedded conversion options of the bonds were initially reported as derivative liabilities and the fair value of these liabilities were re-measured at each reporting period thereafter. The fair value of $405,554 at the date of issuance was recorded as a derivative liability and recorded as debt discount. The debt discount was amortized through the earlier of the life of the bond or the conversion date. For the year ended December 31, 2009, the Company recorded amortization of debt discount of $89,277.

The derivative liabilities had no remaining value at December 31, 2008 and accordingly, the change in the fair value of the derivative liability was recorded as gain on change in fair value of derivative liabilities. The fair value of the derivative liabilities on the conversion date was also zero and, accordingly, no gain or loss on change in fair value of derivative liabilities was recorded.

On June 13, 2009 (date of conversion), all of the outstanding principal balance outstanding on the bonds was converted into shares of the Company’s common stock as follows:

			Shares
	Principal Amount of Bond	Original Conversion price	Originally to be issued upon conversion	Additional shares issued due to anti- dilution	Total shares issued upon conversion
8% Series A-2	$1,000,000	$1.60	625,000	1,657,190	2,282,190
8% Series A-3	1,000,000	1.60	625,000	1,560,026	2,185,026
8% Series B	1,000,000	1.77	564,972	1,591,113	2,156,085
8% Series B-2	1,500,000	2.30	652,500	2,561,186	3,213,686
8% Series B-2s	750,000	2.30	326,250	1,366,670	1,692,920
8% Series B-3	2,148,000	2.68	802,097	5,146,531	5,948,628

Total	$7,398,000		3,595,819	13,882,716	17,478,535

On the date of the conversion, the accrued interest on the above bonds was also converted into shares of common stock as follows:

	Accrued interest on the bonds	Total shares issued upon conversion
8% Series A-2	$-	-
8% Series A-3	280,926	236,072
8% Series B	334,162	257,048
8% Series B-2	415,597	248,860
8% Series B-2s	187,500	110,294
8% Series B-3	475,729	243,964

Total	$1,693,914	1,096,238

On the date of conversion of the above bonds, the Company issued two-year warrants to purchase an aggregate of 5,065,448 shares of common stock to the bond holders at exercise prices ranging from $0.36 to $0.47 per share. The fair value of $645,963 relating to the warrants issued to bond holders was calculated using the binomial lattice option pricing model and was recorded as an immediate charge to interest expense on the date of conversion.

In addition, in 2003, the Company also entered into an agreement to pay $10,000 per month to the bond holders in exchange for management and financial consulting services.  On June 13, 2009, the Company had outstanding management fees of $385,000 which was converted into 616,477 shares of common stock at $0.62 per share on the date of the conversion as agreed by the stockholder and the Company.

Fully Converted Notes Payable:

The Company entered into the following transactions with two related party stockholders

(i)        On November 9, 2006, the Company issued a Series B-3 convertible note for a principal amount of $500,000, maturing five years from the date of purchase bearing interest at 8% percent per annum.  The note was convertible into a unit of the Company’s securities at a conversion price $2.68 per unit, which was subject to adjustment from time to time in accordance with the note agreement. The unit consisted of one share of common stock and one two-year warrant to purchase a one-third share of the Company’s common stock. The warrants were exercisable at the same price at which the note was convertible on the conversion date. In accordance with ASC 815, instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The 8% convertible note did not initially have a fixed settlement provision as the conversion price could have been lowered if the Company had issued securities at lower prices (“reset provisions”) and if the Company did not achieve specific target results as described in the note agreement. Accordingly, the embedded conversion option of the note was initially reported as a derivative liability and the fair value of this liability was re-measured at each reporting thereafter. The fair value of $19,254 at the date of issuance was recorded as a derivative liability and recorded as deferred debt discount. The debt discount was amortized through the earlier of the life of the bond or the conversion date. For the year ended December 31, 2009, the Company recorded amortization of debt discount of $10,911. The fair value of the derivative liability had no remaining value at December 31, 2008 and accordingly on December 31, 2008, the change in the fair value of derivative liability was recorded as gain on change in fair value of derivative liabilities. On June 13, 2009, the date of conversion, the fair value of the derivative liability on the conversion date was also zero and accordingly no gain or loss due to change in fair value of derivative liabilities was recorded.  The principal balance of $500,000 along with accrued interest of $102,906 was converted into 1,380,226 and 52,772 shares, respectively, on June 13, 2009. In accordance with the note agreement, on the date of the conversion, the Company issued a two-year warrant to purchase 460,074 shares of common stock of the Company exercisable at $0.36 per share. The fair value of the warrants issued upon conversion of $55,209 was immediately recorded as interest expense.

(ii)        On February 27, 2008, the Company entered into a separate convertible note agreement for an aggregate principal amount of $500,000, maturing five years from the date of purchase, and bearing interest at 14% per annum.  On maturity, the note is convertible into shares of commons stock at $0.50 per share. In connection with the issuance of the convertible note, the Company also granted a five-year warrant to purchase 366,000 shares of common stock at an exercise price of $0.50 per share. The Company recorded the relative fair value of warrants of $49,468 using the binomial lattice option pricing model as debt discount to the notes. For the year ended December 31, 2009, the Company recorded amortization of debt discount of $40,399. The effective conversion price of the embedded conversion option was greater than the market price of a share of the Company’s common stock and accordingly no additional debt discount was recorded. On June 13, 2009, the principal balance of the note of $500,000 and the related accrued interest of $90,969 was converted into 1,000,000 and 53,511 shares of common stock, respectively.

(iii)        One of two related party stockholders provided the following loans to the Company for an aggregate principal amount of $1,335,000, each maturing 18 months from its respective date of issuance.  The terms of the notes were as follows:

(a)         On March 24, 2008, the Company issued a note for $200,000, bearing interest at 14% per annum, maturing in 18 months from the date of issuance. On June 13, 2009, the principal amount of the note of $200,000 and the related accrued interest of $34,360, was converted into 320,248 and 55,019 shares of common stock of the Company at an agreed upon conversion price of $0.62 per share.

(b)         Between April 2008 and February 2009, the Company issued notes aggregating $1,135,000 of principal, bearing interest at 10% percent per annum and maturing 18 months from the date of issuance. On June 13, 2009, the principal amount of  $1,085,000 and the related accrued interest of $86,329 was converted into 1,737,344 and 138,233 shares of common stock of the Company, respectively, at an agreed upon conversion price of $0.62 per share. At December 31, 2010 and 2009, the outstanding balance of the note was $50,000.

In March and April of 2008, a related party stockholder, officer and director of the Company provided bridge loans aggregating $100,000 to the Company, each maturing six months from its respective date of issuance and bearing interest at five percent per annum.  On June 13, 2009, the principal amount of loans of $100,000 and the related accrued interest of $6,107 thereon were converted into 160,124 and 9,779 shares of common stock of the Company at $0.62 per share, respectively.

In December of 2003, the same stockholder and officer purchased from the Company a Series A bond for a principal amount of $50,000, maturing five years from the date of purchase and bearing interest at ten percent per annum. On June 13, 2009, the principal amount of $50,000 and the accrued interest of $27,708 of such bond was converted into 156,740 and 34,635 shares of common stock at $0.32 and $0.80 per share, respectively. Upon conversion of the bond, the Company issued 2,080,407 additional shares to the bond holder and the valuation of such shares of $663,650 was recorded by the Company as additional interest.

During the period from June 2008 through November 2008, the Company entered into a series of bridge loans with a related party affiliated with one of the members of the Board of Directors for an aggregate principal amount of $430,000, each maturing 18 months from its respective date of issuance and bearing interest at five percent per annum. In August 2009, the principal amount of $430,000 was assigned to another related party note holder as discussed elsewhere in this note. On June 13, 2009, related accrued interest on the notes aggregating $17,969 was converted into 28,773 shares common stock of the Company at $0.62 per share.

In April 2008, the Company issued two convertible notes for an aggregate amount of $250,000 to a stockholder. The notes bear interest at 5% per annum and were due July 31, 2009. In August 2009, the principal amount of $250,000 was assigned to another related party note holder as discussed elsewhere in this note. Related accrued interest on such notes was cancelled upon the assignment and warrants to purchase 227,588 shares of common stock were also cancelled.